JV service fee (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Net service fee from joint venture		$ 976	$ 5,747
Related party payable			3,200
AGM JV. [Member]
Disclosure of joint ventures [line items]
Gross service fee from joint venture		1,200	7,200
Withholding taxes payable		200	$ 1,400
Net service fee from joint venture		$ 1,000
Percentage of economic interest	45.00%